Revenue and major customers, Total revenues (Details) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) Segment	Sep. 30, 2024 USD ($)
Operating Segments [Abstract]
Number of operating segments | Segment				1
Total Revenues [Abstract]
Shipping revenues		$ 107,151	$ 141,125	$ 353,266	$ 437,067
Other revenues	[1],[2]	197	982	971	3,315
Total revenues		107,348	142,107	354,237	440,382
IFRS 15 [Member]
Total Revenues [Abstract]
Total revenues		77,883	124,674	275,873	394,912
Time Charter Revenues [Member]
Total Revenues [Abstract]
Shipping revenues	[3]	38,362	22,484	100,595	58,573
Time Charter Revenues [Member] | IFRS 15 [Member]
Total Revenues [Abstract]
Total revenues		8,898	5,051	22,231	13,103
Voyage Charter Revenues [Member]
Total Revenues [Abstract]
Shipping revenues	[2]	$ 68,789	$ 118,641	$ 252,671	$ 378,494

[1]	Other revenues mainly relate to technical management services provided and are recognized in accordance with IFRS 15.
[2]	Voyage charter revenues are related to revenue from spot charters and are recognized in accordance with IFRS 15.
[3]	The majority of time charter revenues are recognized in accordance with IFRS 16 Leases, while the portion of time charter revenues related to technical management services, equaling $8,898 thousands in the third quarter of 2025, $5,051 thousands in the third quarter of 2024, $22,231 thousands in the first nine months of 2025 and $13,103 thousands in the first nine months of 2024, is recognized in accordance with IFRS 15 Revenue from Contracts with Customers.